UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Silver Point Capital, L.P.

Address:   Two Greenwich Plaza
           Greenwich, CT 06830


Form 13F File Number: 028-11466


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frederick H. Fogel
Title:  Authorized Signatory
Phone:  (203) 542-4000

Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $    1,078,820
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156   14,605   960,864 SH       DEFINED               960,864      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784  347,319 8,946,900 SH       DEFINED             8,946,900      0    0
CDN IMPERIAL BK OF COMMERCE  COM              136069101      493     6,300 SH       DEFINED                 6,300      0    0
CITIGROUP INC                COM NEW          172967424   45,346 1,025,000 SH       DEFINED             1,025,000      0    0
DANA HLDG CORP               COM              235825205   51,696 2,899,396 SH       DEFINED             2,899,396      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106  381,792 8,598,920 SH       DEFINED             8,598,920      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702   12,746   772,029 SH       DEFINED               772,029      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401   46,589 4,350,000 SH       DEFINED             4,350,000      0    0
GENERAL MTRS CO              COM              37045V100   14,216   511,002 SH       DEFINED               511,002      0    0
GRAY TELEVISION INC          COM              389375106    3,049   650,000 SH       DEFINED               650,000      0    0
ISHARES TR                   CALL             464287905    1,672     4,000     CALL                         4,000      0    0
NEXSTAR BROADCASTING GROUP I CL A             65336K103   27,601 1,533,400 SH       DEFINED             1,533,400      0    0
OWENS CORNING NEW            COM              690742101    5,915   150,000 SH       DEFINED               150,000      0    0
SOUTHWEST AIRLS CO           COM              844741108    4,044   300,000 SH       DEFINED               300,000      0    0
SUNCOKE ENERGY INC           COM              86722A103   10,005   612,688 SH       DEFINED               612,688      0    0
UNITED CONTL HLDGS INC       COM              910047109    6,095   190,398 SH       DEFINED               190,398      0    0
U S AIRWAYS GROUP INC        COM              90341W108    3,733   220,000 SH       DEFINED               220,000      0    0
VISTEON CORP                 COM NEW          92839U206   80,696 1,398,540 SH       DEFINED             1,398,540      0    0
VONAGE HLDGS CORP            COM              92886T201   20,192 6,986,900 SH       DEFINED             6,986,900      0    0
XERIUM TECHNOLOGIES INC      COM NEW          98416J118    1,017   186,951 SH       DEFINED               186,951      0    0


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